Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 94.5%
Alabama - 1.6%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2040	$ 970,000	$ 1,038,877
County of Perry, General Obligation Unlimited,
Series B,
7.38%, 12/01/2030	240,000	240,401
Homewood Educational Building Authority, Revenue Bonds,
Series C,
5.00%, 10/01/2056	250,000	251,196
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	400,000	427,395
		1,957,869
Arizona - 4.9%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (A)	170,000	157,891
Series A,
5.00%, 07/01/2027 - 07/01/2031	320,000	338,628
Series B,
5.00%, 07/01/2028	80,000	82,074
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
4.63%, 07/01/2026 (A)(B)	255,000	257,341
Series A,
5.00%, 07/01/2041	35,000	35,082
Industrial Development Authority of the County of Pima, Revenue Bonds,
5.00%, 07/01/2056 (A)	2,230,000	2,110,931
Series A,
7.00%, 11/15/2057 (A)	750,000	813,126
Maricopa County Elementary School District No. 62, General Obligation Unlimited,
Series A, AGM,
5.50%, 07/01/2043	185,000	212,128
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	111,303
Tempe Industrial Development Authority, Revenue Bonds,
5.00%, 12/01/2050	50,000	49,348
Series B,
4.00%, 12/01/2056	2,130,000	1,734,665
		5,902,517
California - 4.6%
California Enterprise Development Authority, Revenue Bonds,
Series B,
5.50%, 11/01/2059	600,000	633,950
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A, Fixed until 08/12/2024,
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Infrastructure & Economic Development Bank, Revenue Bonds, (continued)
8.00% (C), 01/01/2050 (A)(D)	$ 1,000,000	$ 1,013,755
Series A-1,
5.00%, 01/01/2056 (A)	130,000	127,761
California Municipal Finance Authority, Revenue Bonds,
4.00%, 11/15/2056	750,000	603,898
5.50%, 06/01/2054 (A)	850,000	848,638
Series A,
5.50%, 06/01/2038 (A)	600,000	607,106
California Public Finance Authority, Revenue Bonds,
Series A,
5.00%, 06/15/2049 (A)	225,000	209,537
California School Finance Authority, Revenue Bonds,
Series A,
5.88%, 06/01/2053 (A)	700,000	717,959
California Statewide Financing Authority, Revenue Bonds,
Series B,
6.00%, 05/01/2037	35,000	35,804
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series B-2,
Zero Coupon, 06/01/2066	4,000,000	459,531
Sierra View Local Health Care District, Revenue Bonds,
4.00%, 07/01/2025	170,000	170,368
Washington Township Health Care District, Revenue Bonds,
Series A,
5.75%, 07/01/2053	125,000	133,936
		5,562,243
Colorado - 15.1%
Access 25 Metropolitan District No. 2, General Obligation Limited,
6.75%, 12/01/2053 (A)	1,000,000	1,056,413
Baseline Metropolitan District No. 1, General Obligation Unlimited,
Series A,
5.00%, 12/01/2051	1,000,000	979,106
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
5.00%, 12/01/2035	525,000	513,374
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited,
Series A,
5.00%, 12/01/2041 - 12/01/2050	1,000,000	842,677
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
3.00%, 01/15/2028	115,000	110,022
Series A,
5.00%, 06/01/2054	300,000	300,026
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	$ 1,000,000	$ 1,004,401
Colorado Science & Technology Park Metropolitan District No. 1, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2054	625,000	664,042
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	513,841
Fiddlers Business Improvement District, General Obligation Unlimited,
5.55%, 12/01/2047 (A)	400,000	412,037
Glen Metropolitan District No. 1, General Obligation Limited,
BAM,
2.00%, 12/01/2030	145,000	124,897
Glen Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
2.00%, 12/01/2030	415,000	375,119
Green Gables Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2038	610,000	656,278
Hogback Metropolitan District, General Obligation Limited,
Series A,
5.00%, 12/01/2051	1,550,000	1,382,300
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (A)	1,150,000	1,000,106
Peak Metropolitan District No. 3, General Obligation Limited,
7.50%, 12/01/2052	500,000	508,643
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	3,000,000	2,450,285
Ridgeline Vista Metropolitan District, General Obligation Limited,
Series A,
5.25%, 12/01/2060	1,030,000	871,612
South Maryland Creek Ranch Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2048	400,000	421,110
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
4.13%, 12/01/2031	500,000	457,215
5.00%, 12/01/2041	1,365,000	1,210,751
Verve Metropolitan District No. 1, General Obligation Limited,
6.75%, 12/01/2052	1,000,000	982,178
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Westerly Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2040 - 12/01/2050	$ 1,700,000	$ 1,519,197
		18,355,630
Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series K,
4.00%, 07/01/2046	25,000	23,247
Series M,
4.00%, 07/01/2041	120,000	116,281
		139,528
Delaware - 2.4%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2046	550,000	554,721
Series B,
5.25%, 11/15/2053	1,500,000	1,547,655
Town of Bridgeville, Special Tax,
5.63%, 07/01/2053 (A)	750,000	791,055
		2,893,431
District of Columbia - 1.5%
District of Columbia, Revenue Bonds,
5.00%, 07/01/2049 - 07/01/2054	240,000	243,116
Series B,
5.00%, 07/01/2048	160,000	161,935
District of Columbia, Tax Allocation,
Series B,
Zero Coupon, 06/01/2049 (A)(B)	2,500,000	1,426,789
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
Zero Coupon, 06/15/2046	100,000	22,289
		1,854,129
Florida - 7.8%
Capital Projects Finance Authority, Revenue Bonds,
6.63%, 06/15/2059 (A)	445,000	457,266
Capital Trust Agency, Inc., Revenue Bonds,
Series A,
5.00%, 01/01/2056 (A)	450,000	432,063
City of Pompano Beach, Revenue Bonds,
2.88%, 09/01/2026	20,000	19,566
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (A)	1,475,000	1,434,255
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2045	215,000	195,840
5.13%, 06/01/2040 (A)	400,000	399,756
Fixed until 08/12/2024,
12.00% (C), 07/15/2032 (A)	1,000,000	1,065,272
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Development Finance Corp., Revenue Bonds, (continued)
Series A,
4.00%, 06/01/2030 - 06/15/2042	$ 900,000	$ 856,453
5.00%, 06/01/2040	830,000	795,665
Florida Housing Finance Corp., Revenue Bonds,
Series 1, GNMA, FNMA, FHLMC,
1.65%, 01/01/2033	255,000	202,605
2.00%, 07/01/2032	75,000	62,897
Palm Beach County Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2029 - 11/01/2052	750,000	778,686
Series B,
4.00%, 11/15/2041	500,000	480,037
Pinellas County Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2046 (A)	500,000	392,435
5.00%, 06/01/2056 (A)	1,000,000	881,661
Volusia County Educational Facility Authority, Revenue Bonds,
5.25%, 06/01/2054	1,000,000	1,051,187
		9,505,644
Georgia - 3.9%
DeKalb County Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2040 - 06/01/2055	1,485,000	1,498,999
Development Authority of Lagrange, Revenue Bonds,
5.00%, 10/15/2052	3,710,000	3,235,160
		4,734,159
Idaho - 1.8%
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.00%, 05/01/2035	450,000	447,483
6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,765,706
		2,213,189
Illinois - 1.8%
Chicago Board of Education, General Obligation Unlimited,
Series A, AGM-CR,
5.00%, 12/01/2042	410,000	408,616
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	135,000	155,152
Illinois Finance Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2049	975,000	729,635
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	21,154	22,297
7.35%, 07/01/2035	15,714	17,324
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	$ 315,000	$ 310,584
5.23%, 12/01/2024	500,000	497,853
		2,141,461
Indiana - 0.0% (E)
Indiana Finance Authority, Revenue Bonds,
Series B,
3.00%, 11/01/2030	35,000	32,875
Iowa - 0.1%
Lake Panorama Improvement Zone, Tax Allocation,
AGM,
5.85%, 06/01/2038	105,000	117,204
Kansas - 0.5%
Kansas Independent College Finance Authority, Revenue Bonds,
Series B,
8.50%, 05/01/2025	500,000	507,765
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	115,000	99,862
		607,627
Louisiana - 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (A)	1,225,000	1,122,958
Parish of St. James, Revenue Bonds,
Series 2,
6.35%, 07/01/2040 (A)	500,000	551,936
		1,674,894
Maine - 0.0% (E)
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series C, AGM,
5.13%, 07/01/2052	40,000	42,373
Maryland - 0.2%
Maryland Economic Development Corp., Revenue Bonds,
5.75%, 09/01/2025	215,000	216,672
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 07/01/2027	20,000	20,175
		236,847
Massachusetts - 0.3%
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2049	325,000	328,507
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan - 0.4%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series C,
Zero Coupon, 06/01/2058	$ 17,500,000	$ 532,028
Minnesota - 0.7%
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	155,000	150,589
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	315,000	232,253
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	635,000	525,432
		908,274
Missouri - 0.4%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
Series A,
5.25%, 02/01/2054	500,000	523,599
Nebraska - 0.8%
City of Blair Water System Revenue, Revenue Bonds,
6.10%, 05/15/2027	1,000,000	1,000,547
Nevada - 0.1%
Carson City, Revenue Bonds,
Series A,
5.00%, 09/01/2037	155,000	159,064
New Jersey - 1.5%
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F)(G)	500,000	225,000
5.13%, 12/01/2045 (F)(G)	30,000	13,500
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2038	345,000	350,643
5.13%, 09/01/2052 (A)	760,000	764,581
Series B,
6.50%, 04/01/2031 (B)	10,000	10,154
New Jersey Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 07/01/2047	35,000	32,768
5.00%, 07/01/2042	50,000	51,075
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2046	185,000	185,924
Passaic County Improvement Authority, Revenue Bonds,
5.50%, 07/01/2058	150,000	155,164
		1,788,809
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Mexico - 0.6%
Village of Los Ranchos de Albuquerque, Revenue Bonds,
4.00%, 09/01/2040	$ 800,000	$ 777,092
New York - 3.6%
Brookhaven Local Development Corp., Revenue Bonds,
5.25%, 11/01/2029	30,000	31,033
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	190,000	190,103
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2056 (A)	350,000	276,273
5.00%, 12/01/2051 (A)	750,000	681,469
New York City Industrial Development Agency, Revenue Bonds,
CPI-YoY + 0.89%,
4.16% (C), 03/01/2027	20,000	19,917
New York Counties Tobacco Trust IV, Revenue Bonds,
Series A,
5.00%, 06/01/2038	25,000	24,341
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	101,099
Series A,
5.50%, 05/01/2056	1,250,000	1,361,460
Oneida Indian Nation of New York, Revenue Bonds,
Series B,
6.00%, 09/01/2043 (A)	725,000	795,316
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	53,405
Westchester County Local Development Corp., Revenue Bonds,
AGM,
5.75%, 11/01/2048	515,000	576,369
Yonkers Economic Development Corp., Revenue Bonds,
Series A,
5.00%, 10/15/2054	215,000	214,970
		4,325,755
North Carolina - 0.8%
North Carolina Medical Care Commission, Revenue Bonds,
Series A,
4.00%, 09/01/2050	50,000	40,625
Series C,
3.00%, 10/01/2036	25,000	22,497
4.00%, 10/01/2031	50,000	50,121
5.00%, 10/01/2036	800,000	816,403
		929,646
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota - 2.8%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2035 - 12/01/2051	$ 1,855,000	$ 1,715,087
Series A,
4.00%, 12/01/2047	230,000	198,193
Series A, AGM,
5.00%, 12/01/2043 - 12/01/2048	440,000	461,721
State Board of Higher Education of the State of North Dakota, Revenue Bonds,
AGM,
5.25%, 05/01/2054 (D)	1,000,000	1,076,318
		3,451,319
Ohio - 7.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-3, Class 2,
Zero Coupon, 06/01/2057	13,000,000	1,219,148
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (B)	20,000	20,008
Columbus-Franklin County Finance Authority, Revenue Bonds,
Series 2019-E,
4.00%, 05/15/2049	775,000	736,370
County of Hamilton, Revenue Bonds,
Series A,
5.25%, 01/01/2038	1,000,000	1,044,899
Louisville Public Library, Revenue Bonds,
5.50%, 12/01/2048	260,000	276,941
Ohio Air Quality Development Authority, Revenue Bonds,
2.88%, 02/01/2026	145,000	141,159
Ohio Higher Educational Facility Commission, Revenue Bonds,
5.00%, 01/01/2028 - 01/01/2032	140,000	145,852
5.38%, 12/01/2052	720,000	729,544
Port of Greater Cincinnati Development Authority, Revenue Bonds,
Series B,
5.00%, 12/01/2063	1,250,000	1,309,553
Series C, AGM,
5.25%, 12/01/2058	450,000	484,438
Warren County Port Authority, Revenue Bonds,
Series A,
6.70%, 12/01/2056	600,000	658,072
Series C,
3.00%, 12/01/2031	800,000	706,982
Series D-1,
3.00%, 12/01/2030	525,000	469,074
Series H,
4.00%, 12/01/2041	570,000	508,805
		8,450,845
Oregon - 1.0%
Salem Hospital Facility Authority, Revenue Bonds,
4.00%, 05/15/2057	740,000	578,711
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon (continued)
Yamhill County Hospital Authority, Revenue Bonds,
Series A,
5.00%, 11/15/2056	$ 725,000	$ 576,392
		1,155,103
Pennsylvania - 2.9%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds,
Series A,
5.25%, 05/01/2042 (A)	1,000,000	1,024,880
Cumberland County Municipal Authority, Revenue Bonds,
4.00%, 01/01/2033	15,000	14,726
5.00%, 01/01/2039 - 01/01/2045	520,000	481,837
Montgomery County Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 10/01/2041	150,000	136,681
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
4.00%, 07/01/2046	2,000,000	1,848,368
4.13%, 12/31/2038	55,000	52,654
		3,559,146
Rhode Island - 0.2%
City of Providence, General Obligation Unlimited,
Series A,
5.00%, 01/15/2025	240,000	241,706
South Carolina - 0.3%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	350,000	350,701
Tennessee - 1.9%
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.50%, 07/01/2059	1,500,000	1,626,739
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment,
4.00%, 06/01/2051 (A)	750,000	638,570
		2,265,309
Texas - 5.8%
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	500,000	466,823
City of Aubrey, Special Assessment,
BAM,
5.00%, 09/01/2045	55,000	59,404
City of El Paso, General Obligation Limited,
5.00%, 08/15/2024	1,045,000	1,045,764
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (A)	$ 448,000	$ 397,081
4.25%, 09/15/2051 (A)	514,000	429,129
Harris County Municipal Utility District No. 165, General Obligation Unlimited,
3.10%, 03/01/2034	50,000	45,938
Harris County Municipal Utility District No. 358, General Obligation Unlimited,
5.00%, 11/01/2035	960,000	960,676
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 01/01/2029	300,000	279,876
5.00%, 01/01/2047 - 01/01/2055	1,000,000	851,169
Port of Beaumont Navigation District, Revenue Bonds,
Series A,
5.25%, 01/01/2054 (A)	250,000	251,895
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 10/01/2049 (D)	500,000	523,479
Tri-County Behavioral Healthcare, Revenue Bonds,
4.00%, 11/01/2049	630,000	607,430
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	226,291
Verandah Municipal Utility District, General Obligation Unlimited,
AGM,
75.00%, 09/01/2028 (D)	80,000	273,549
99.00%, 09/01/2025 - 09/01/2027 (D)	215,000	581,759
		7,000,263
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, Revenue Bonds,
Series C, AGM-CR,
5.00%, 10/01/2042	210,000	212,189
Utah - 2.1%
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited,
6.00%, 03/01/2053 (A)	1,500,000	1,474,114
Olympia Public Infrastructure District No. 1, General Obligation Limited,
Series A-1,
6.38%, 03/01/2055 (A)	1,000,000	1,023,489
		2,497,603
Virginia - 2.6%
City of Chesapeake Chesapeake Expressway Toll Road Revenue, Revenue Bonds,
Series B,
4.75% (C), 07/15/2032	15,000	15,748
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	$ 255,000	$ 256,537
Isle Wight County Industrial Development Authority, Revenue Bonds,
AGM,
5.25%, 07/01/2048	780,000	853,137
James City County Economic Development Authority, Revenue Bonds,
Series A,
6.88%, 12/01/2058	1,500,000	1,653,583
Virginia Small Business Financing Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2027	50,000	51,536
Williamsburg Economic Development Authority, Revenue Bonds,
Series B,
5.25%, 07/01/2053	355,000	385,881
		3,216,422
Washington - 2.2%
Pacific County Public Healthcare Services District No. 3, General Obligation Unlimited,
Series A,
5.25%, 12/01/2044	600,000	652,049
Washington State Housing Finance Commission, Revenue Bonds,
6.38%, 07/01/2063 (A)	1,875,000	2,069,345
		2,721,394
Wisconsin - 8.6%
Public Finance Authority, Revenue Bonds,
6.38%, 07/01/2043 (A)	230,000	240,749
6.63%, 07/01/2053 (A)	500,000	523,765
6.75%, 07/01/2058 (A)	520,000	546,867
Series A,
4.00%, 07/01/2051	110,000	91,603
4.25%, 12/01/2051 (A)	1,500,000	1,235,117
5.25%, 06/15/2054	1,000,000	1,018,241
6.75%, 06/01/2062 (A)	650,000	657,068
Public Finance Authority, Tax Allocation,
Series A,
5.00%, 06/01/2041 (A)	1,500,000	1,520,145
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
4.00%, 12/01/2041 - 12/01/2056	1,480,000	1,092,986
5.00%, 12/15/2030	110,000	110,524
5.75%, 08/15/2059	500,000	527,689
6.13%, 10/01/2059	1,000,000	1,024,603
Series A,
5.13%, 04/01/2057	2,280,000	1,888,946
		10,478,303
Total Municipal Government Obligations (Cost $122,007,393)		114,845,244
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.5%
U.S. Treasury - 2.5%
U.S. Treasury Bonds
4.50%, 02/15/2044	$ 3,000,000	$ 3,016,406
Total U.S. Government Obligation (Cost $2,971,946)		3,016,406
CORPORATE DEBT SECURITY - 0.1%
Commercial Services & Supplies - 0.1%
Wildflower Improvement Association
6.63%, 03/01/2031 (A)(B)	141,916	138,114
Total Corporate Debt Security (Cost $140,050)		138,114
Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp.,
2.50% (H), dated 07/31/2024, to be
repurchased at $6,164,359 on 08/01/2024.
Collateralized by a U.S. Government
Obligation, 5.00%, due 09/30/2025, and
with a value of $6,287,212.
$ 6,163,931	$ 6,163,931
Total Repurchase Agreement (Cost $6,163,931)	6,163,931
Total Investments (Cost $131,283,320)	124,163,695
Net Other Assets (Liabilities) - (2.2)%	(2,616,347)
Net Assets - 100.0%	$ 121,547,348
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$114,845,244	$—	$114,845,244
U.S. Government Obligation	—	3,016,406	—	3,016,406
Corporate Debt Security	—	138,114	—	138,114
Repurchase Agreement	—	6,163,931	—	6,163,931
Total Investments	$—	$124,163,695	$—	$124,163,695
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $35,519,816, representing 29.2% of the
Fund's net assets.

(B)	Restricted security. At July 31, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	$20,062	$20,008	0.0%(E)
Municipal Government Obligations	District of Columbia Tax Allocation, Series B Zero Coupon, 06/01/2049	05/01/2024	1,302,435	1,426,789	1.2
Municipal Government Obligations	Industrial Development Authority of the City of Phoenix Revenue Bonds 4.63%, 07/01/2026	04/06/2016	255,004	257,341	0.2
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds, Series B 6.50%, 04/01/2031	01/22/2015	10,535	10,154	0.0 (E)
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	139,994	138,114	0.1
			$1,728,030	$1,852,406	1.5%

Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2024, the value of this security is
$238,500, representing 0.2% of the Fund's net assets.

(G)	Non-income producing security.
(H)	Rate disclosed reflects the yield at July 31, 2024.
(I)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CPI-YoY	Consumer Price Index- Year Over Year
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
Transamerica Funds

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica High Yield Muni (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds